UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	November 11, 2002

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	84
Form 13F Information Table Value Total:	161,452

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AOL Time Warner Inc.           COM              02364j104      663    56625 SH       SOLE                    56125      500
AON Corporation                COM              037389103      362    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      236    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      553    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107       91    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      301     1590 SH       SOLE                      252     1338
American Intl Group            COM              026874107     2000    36560 SH       SOLE                    27181     9379
Anheuser Busch Cos Inc         COM              035229103      506    10000 SH       SOLE                             10000
Apple Computers Inc            COM              037833100      580    40000 SH       SOLE                    40000
Archer-Daniels -Midland Corp   COM              039483102      127    10172 SH       SOLE                    10172
BP Amoco PLC Spons ADR         COM              055622104      476    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      765    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      677    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      454    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      656      266 SH       SOLE                      266
Boeing Co                      COM              097023105      242     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      223     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2177    91468 SH       SOLE                    90500      968
Cendant Corp.                  COM              151313103      508    47200 SH       SOLE                    43200     4000
Cheung Kong Holding            COM              166744201      193    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            3972    57351 SH       SOLE                    51433     5918
CitiGroup Inc.                 COM              13218P105     3644   122886 SH       SOLE                    84686    38200
Coca Cola Enterprises          COM              191219104     1912    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    52965  1104350 SH       SOLE                    30256  1074094
Comcast Corp                   COM                             280    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101      111    92308 SH       SOLE                             92308
Ericsson L.M. Telephone Co     COM                              40   112260 SH       SOLE                   112260
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     5119   160472 SH       SOLE                   115866    44606
Fannie Mae                     COM              313586109     1856    31170 SH       SOLE                    21870     9300
Federated Department Stores In COM              31410H101      653    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      209     7260 SH       SOLE                              7260
FleetBoston Financial Corp.    COM              338915101      832    40928 SH       SOLE                    38897     2031
Ford Motor Cp DE NEW           COM              345370100      719    73411 SH       SOLE                    72512      899
Freddie Mac - Voting Common    COM              313400301    10769   192650 SH       SOLE                   167974    24676
Freeport McMoran Copper & Gold COM              35671D857      247    18340 SH       SOLE                    18340
General Electric               COM              369604103     6554   265864 SH       SOLE                   217948    47916
General Motors Class H New     COM              370442832      282    30813 SH       SOLE                    30708      105
General Motors Corporation     COM              370442105      482    12386 SH       SOLE                    11814      572
Gillette Company               COM              375766102      802    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       33    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      150    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     1147    82570 SH       SOLE                    54970    27600
International Business Machine COM              459200101     5278    90508 SH       SOLE                    63304    27204
J.P. Morgan Chase & Co.        COM                             672    35391 SH       SOLE                    35091      300
Johnson & Johnson              COM              478160104     1960    36244 SH       SOLE                    35214     1030
Kimberly-Clark                 COM              494368103     2348    41460 SH       SOLE                    41260      200
Liberty Media Group            COM                             437    60810 SH       SOLE                    60810
Loews Cos.                     COM              540424108     5120   119372 SH       SOLE                    82084    37288
Marsh & McLennan Co. Inc.      COM              571748102      300     7200 SH       SOLE                      900     6300
May Department Stores Comp     COM              577778103     4373   192047 SH       SOLE                   162003    30044
Meadowbrook Golf Inc           COM              583195102       41   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     6707   146720 SH       SOLE                   127520    19200
Microsoft Corp                 COM              594918104      564    12890 SH       SOLE                    12890
Motorola Inc.                  COM              620076109      463    45440 SH       SOLE                    45440
Nestle ADR                     COM                             262     4800 SH       SOLE                              4800
Nokia                          COM              654902204      229    17300 SH       SOLE                    17200      100
Oceanic Exploration            COM                               5    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      211    13355 SH       SOLE                    10017     3338
PepsiCo                        COM              713448108     2091    56600 SH       SOLE                    28500    28100
Pfizer, Inc.                   COM              717081103     4588   158110 SH       SOLE                    79860    78250
Philip Morris Companies        COM              718154107     6147   158430 SH       SOLE                    78080    80350
Procter & Gamble Co Com        COM              742718109     1326    14830 SH       SOLE                             14830
Public Storage                 COM              74460D109      446    13971 SH       SOLE                     1488    12483
Reuters Group PLC Spons ADR    COM              76132m102      201     9328 SH       SOLE                     9328
Royal Dutch Petroleum NV ADR   COM              780257804     2282    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      497    24745 SH       SOLE                    18399     6346
Singapore Airlines             COM              870794302      562   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      193    15000 SH       SOLE                     5000    10000
Sun Microsystems               COM              866810104      199    76900 SH       SOLE                    76900
Swire Pacific Ltd Spons ADR Rp COM              870794302      152    40000 SH       SOLE                    40000
Travelers Property Casualty CL COM                             147    10888 SH       SOLE                     7499     3389
U.S. Bancorp (Formerly First B COM              902973106     1837    98851 SH       SOLE                    98472      379
USA Interactive (formerly HSN  COM              902984103      775    40000 SH       SOLE                    40000
Venture Stores                 COM              92267K951        0    11418 SH       SOLE                     9491     1927
Viacom Inc Cl B                COM              925524308     1294    31900 SH       SOLE                    31900
Vornado Realty Trust           COM              929042109      237     6000 SH       SOLE                              6000
WalMart Stores                 COM              931142103      758    15400 SH       SOLE                     5100    10300
Walt Disney Co.                COM              254687106      755    49870 SH       SOLE                    48370     1500
Zimmer Holdings Inc            COM                             346     9036 SH       SOLE                     8968       68
News Corp Ltd ADR Voting Shs P                  652487802      866    52193 SH       SOLE                    51468      725
Ford Motor Co Cap Tr II 6.5% C                  345395206     1261    31300 SH       SOLE                    19800    11500